Offsetting of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of offsetting of financial assets and financial liabilities [Abstract]
Schedule of Offsetting of Financial Assets and Liabilities
The following information relates to financial assets and liabilities which have been offset in the balance sheet and those which have not been offset but for which the Group has enforceable master netting agreements or collateral arrangements in place with counterparties.

				Related amounts where set off in the balance sheet not permitted[1]		Potential net amounts if offset of related amounts permitted £m
	Gross amounts of assets and liabilities[2] £m	Amount offset in the balance sheet[3] £m	Net amounts presented in the balance sheet £m	Cash collateral received/ pledged £m	Non-cash collateral received/ pledged £m
At 31 December 2023
Financial assets
Financial assets at fair value through profit or loss:
Excluding reverse repurchase agreements	185,905	–	185,905	(946)	(2,448)	182,511
Reverse repurchase agreements	29,778	(12,365)	17,413	(75)	(17,226)	112
	215,683	(12,365)	203,318	(1,021)	(19,674)	182,623
Derivative financial instruments	61,820	(39,464)	22,356	(3,361)	(12,731)	6,264
Financial assets at amortised cost:
Loans and advances to banks	10,764	–	10,764	(2,730)	–	8,034
Loans and advances to customers	453,045	(3,300)	449,745	(653)	(2,214)	446,878
Reverse repurchase agreements	46,157	(7,386)	38,771	71	(38,581)	261
Debt securities	15,355	–	15,355	–	–	15,355
	525,321	(10,686)	514,635	(3,312)	(40,795)	470,528
Financial assets at fair value through other comprehensive income	27,592	–	27,592	–	(4,979)	22,613
Financial liabilities
Deposits from banks	6,153	–	6,153	(2,194)	–	3,959
Customer deposits	472,036	(640)	471,396	(1,516)	(2,214)	467,666
Repurchase agreements at amortised cost	45,089	(7,386)	37,703	60	(37,715)	48
Financial liabilities at fair value through profit or loss:
Excluding repurchase agreements	6,857	–	6,857	–	–	6,857
Repurchase agreements	30,422	(12,365)	18,057	102	(18,043)	116
	37,279	(12,365)	24,914	102	(18,043)	6,973
Derivative financial instruments	62,273	(42,124)	20,149	(4,146)	(12,767)	3,236
1    The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respect of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
2    Net of impairment allowances.
3    The amounts offset in the balance sheet as shown above mainly represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.
The effects of over-collateralisation have not been taken into account in the above table.
Note 51: Offsetting of financial assets and liabilities continued

				Related amounts where set off in the balance sheet not permitted[1]		Potential net amounts if offset of related amounts permitted £m
	Gross amounts of assets and liabilities[2] £m	Amount offset in the balance sheet[3] £m	Net amounts presented in the balance sheet £m	Cash collateral received/ pledged £m	Non-cash collateral received/ pledged £m
At 31 December 2022
Financial assets
Financial assets at fair value through profit or loss:
Excluding reverse repurchase agreements[4]	168,988	–	168,988	–	(1,127)	167,861
Reverse repurchase agreements	32,064	(20,283)	11,781	(87)	(11,694)	–
	201,052	(20,283)	180,769	(87)	(12,821)	167,861
Derivative financial instruments	76,437	(51,684)	24,753	(3,951)	(15,839)	4,963
Financial assets at amortised cost:
Loans and advances to banks	10,632	–	10,632	(2,823)	–	7,809
Loans and advances to customers	458,229	(3,330)	454,899	(907)	(2,171)	451,821
Reverse repurchase agreements	55,675	(10,810)	44,865	–	(44,865)	–
Debt securities	9,926	–	9,926	–	–	9,926
	534,462	(14,140)	520,322	(3,730)	(47,036)	469,556
Financial assets at fair value through other comprehensive income	23,154	–	23,154	–	(6,202)	16,952
Financial liabilities
Deposits from banks	7,266	–	7,266	(2,169)	–	5,097
Customer deposits	476,255	(924)	475,331	(1,869)	(2,171)	471,291
Repurchase agreements at amortised cost	59,406	(10,810)	48,596	–	(48,596)	–
Financial liabilities at fair value through profit or loss:
Excluding repurchase agreements	6,718	–	6,718	–	–	6,718
Repurchase agreements	31,320	(20,283)	11,037	–	(11,037)	–
	38,038	(20,283)	17,755	–	(11,037)	6,718
Derivative financial instruments	78,132	(54,090)	24,042	(3,731)	(14,490)	5,821
1    The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respect of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
2    Net of impairment allowances.
3    The amounts offset in the balance sheet as shown above mainly represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.
4    Restated for the adoption of IFRS 17; see notes 1 and 54.